Risk management - Schedule of exposure to risk, Spain real estate business, segment information (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Total consolidated assets (Total business)	€ 1,837,081	€ 1,797,062	€ 1,734,659
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	283,497	243,203	193,716
Accumulated impairment
Disclosure of credit risk exposure [line items]
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	(349)	€ (286)	€ (226)
Spain
Disclosure of credit risk exposure [line items]
Total consolidated assets (Total business)	1,837,081
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	(1,132)
Spain | Customers excluding the public sector
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 235,824